Note 22 - Finance Income and Expenses - Finance Income (Details) - USD ($) $ in Thousands	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest income	$ 37		$ 1,386	$ 54
Other finance income			251	1,000
Total	$ 37		$ 1,637	$ 1,054